Acquisitions (Details) (USD $)	Jun. 30, 2013
Sequence [Member]
Purchase price fair value allocation
Merchant relationships	$ 181,000
Trade name	76,000
Developed technology	71,000
Goodwill	379,750
Total assets acquired	707,750
Purchase price
Cash	300,000
Common stock	183,750
Earn-out payable	224,000
Total purchase price	707,750
Front Door [Member]
Purchase price fair value allocation
Merchant relationships	5,500
Accounts receivable	27,467
Contracts	813,000
Customer relationships	22,000
Trade name	96,000
Non-compete agreement	124,000
Goodwill	1,574,325
Total assets acquired	2,662,292
Liabilities assumed	(162,886)
Net assets acquired	2,499,406
Purchase price
Cash	100,000
Promissory note, net	1,365,096
Common stock	1,034,310
Total purchase price	$ 2,499,406